UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     December 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $127,043 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHUBB CORP                     COM              171232101     3055    43467 SH       Sole                        0        0    43467
CISCO SYS INC                  COM              17275R102      196    10825 SH       Sole                        0        0    10825
CONOCOPHILLIPS                 COM              20825C104      231     2794 SH       Sole                        0        0     2794
DASSAULT SYS S A               SPONSORED ADR    237545108      296     6362 SH       Sole                        0        0     6362
GENERAL ELEC CO                COM              369604103      453    13500 SH       Sole                        0        0    13500
INTEL CORP                     COM              458140100      335    16709 SH       Sole                        0        0    16709
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      438    28637 SH       Sole                        0        0    28637
ISHARES TR                     RUSSELL1000VAL   464287598    12914   213243 SH       Sole                        0        0   213243
ISHARES TR                     MSCI EAFE IDX    464287465    17201   121644 SH       Sole                        0        0   121644
ISHARES TR                     MSCI EMERG MKT   464287234      266     1540 SH       Sole                        0        0     1540
ISHARES TR                     RUSSELL 1000     464287622    12648   212001 SH       Sole                        0        0   212001
ISHARES TR                     RUSL 2000 GROW   464287648      394     6730 SH       Sole                        0        0     6730
ISHARES TR                     RUSSELL 2000     464287655     2009    17645 SH       Sole                        0        0    17645
ISHARES TR                     RUSL 2000 VALU   464287630      596     3473 SH       Sole                        0        0     3473
ISHARES TR                     S&P500/BAR VAL   464287408      394     6850 SH       Sole                        0        0     6850
ISHARES TR                     S&P 500 INDEX    464287200    10875    97269 SH       Sole                        0        0    97269
ISHARES TR                     S&P SMLCAP 600   464287804     5827    40401 SH       Sole                        0        0    40401
ISHARES TR                     S&P SMLCP VALU   464287879     7936    72563 SH       Sole                        0        0    72563
ISHARES TR                     RUSSELL1000GRW   464287614     3342    73939 SH       Sole                        0        0    73939
JDS UNIPHASE CORP              COM              46612J101       91    27000 SH       Sole                        0        0    27000
JOHNSON & JOHNSON              COM              478160104      210     3720 SH       Sole                        0        0     3720
LEXAR MEDIA INC                COM              52886P104      117    14000 SH       Sole                        0        0    14000
LIMITED BRANDS INC             COM              532716107      897    40222 SH       Sole                        0        0    40222
MBNA CORP                      COM              55262L100      234     9267 SH       Sole                        0        0     9267
MIDCAP SPDR TR                 UNIT SER 1       595635103     1752    16174 SH       Sole                        0        0    16174
NASDAQ 100 TR                  UNIT SER 1       631100104     1344    38248 SH       Sole                        0        0    38248
PAYCHEX INC                    COM              704326107     3756   124583 SH       Sole                        0        0   124583
PFIZER INC                     COM              717081103     5066   165547 SH       Sole                        0        0   165547
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1775    92840 SH       Sole                        0        0    92840
SPDR TR                        UNIT SER 1       78462F103    32326   289244 SH       Sole                        0        0   289244
SYCAMORE NETWORKS INC          COM              871206108       38    10000 SH       Sole                        0        0    10000
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       31    10000 SH       Sole                        0        0    10000